Statements of Financial Condition (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
LIABILITIES AND PARTNERS' CAPITAL
Limited Partners, Units (in units)	8,052,816.352	10,222,252.707
General Partner, Units (in units)	100,585.879	121,510.879
Morgan Stanley Smith Barney Spectrum Currency and Commodity L.P. [Member]
LIABILITIES AND PARTNERS' CAPITAL
Limited Partners, Units (in units)	2,394,803.341	3,043,048.335
General Partner, Units (in units)	35,877.343	35,877.343
Morgan Stanley Smith Barney Spectrum Global Balanced L.P. [Member]
LIABILITIES AND PARTNERS' CAPITAL
Options written, premiums received	$ 12,708	$ 12,772
Limited Partners, Units (in units)	601,916.025	776,379.501
General Partner, Units (in units)	12,152.331	12,152.331
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
LIABILITIES AND PARTNERS' CAPITAL
Limited Partners, Units (in units)	5,462,815.917	6,979,883.723
General Partner, Units (in units)	70,819.769	79,748.769
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
LIABILITIES AND PARTNERS' CAPITAL
Limited Partners, Units (in units)	3,829,652.114	5,140,837.802
General Partner, Units (in units)	50,919.274	58,037.274
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | BHM I, LLC [Member]
ASSETS
Investments, cost	449,078	17,491,367
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund [Member]
ASSETS
Investments, cost	3,926,311	8,102,894
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund [Member]
ASSETS
Investments, cost	$ 3,246,961	$ 6,033,345